Basis of Presentation and Consolidation	3 Months Ended
Mar. 31, 2014
Basis of Presentation and Consolidation [Abstract]
Basis of Presentation and Consolidation

Note 1. Basis of Presentation and Consolidation

Stratasys Ltd. and subsidiaries (collectively the "Company") is a leading global provider of additive manufacturing ("AM") solutions for the creation of parts used in the processes of designing and manufacturing products and for the direct manufacture of end parts. The Company's systems include desktop 3D printers for idea and design development, various systems for rapid prototyping ("RP") and large production systems for direct digital manufacturing ("DDM"). The Company also develops, manufactures and sells materials for use with its systems and provides various services to its customers.

The Company is the result of the 2012 merger of two AM companies, Stratasys, Inc. and Objet Ltd. ("Objet"). On December 1, 2012 (the "merger date"), the two companies completed an all-stock merger (the "Stratasys-Objet merger" or "the merger"), pursuant to which Stratasys, Inc. became an indirect, wholly-owned subsidiary of Objet, and Objet changed its name to Stratasys Ltd.

The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

The consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The results of operations for the three months ended March 31, 2014 are not necessarily indicative of the results to be expected for the full year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted. The reader is referred to the audited consolidated financial statements and notes thereto for the year ended December 31, 2013, filed as part of the Company's Annual Report on Form 20-F for such year.

Recently adopted and issued accounting pronouncements:

In July 2013, the Financial Accounting Standards Board (FASB), issued an accounting standard update, under which an entity must present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, in the absence of certain conditions. This accounting standard update was effective for the Company in the three months ended March 31, 2014. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.